FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Financial liabilities at amortised cost	$ 561,409	$ 2,063,327
Book value [member]
Financial Assets
Financial assets at amortised cost	367,803,323	469,712,104
Financial Liabilities
Financial liabilities at amortised cost	553,900,163	577,638,329
Book value [member] | Deposits
Financial Liabilities
Financial liabilities at amortised cost	547,516,935	561,896,707
Book value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	292,143	1,498,758
Book value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	5,529,676	12,179,537
Book value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	561,409	2,063,327
Book value [member] | Cash and due from banks
Financial Assets
Financial assets at amortised cost	48,399,468	63,452,161
Book value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	2,144,977	3,008,295
Book value [member] | Loans and other financing
Financial Assets
Financial assets at amortised cost	235,591,198	302,853,393
Book value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	21,581,438	83,468,057
Book value [member] | Other Debt Securities
Financial Assets
Financial assets at amortised cost	59,999,337	16,044,300
Book value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	86,905	885,898
Fair value [member]
Financial Assets
Financial assets at amortised cost	370,801,167	495,729,743
Financial Liabilities
Financial liabilities at amortised cost	571,552,904	581,049,405
Fair value [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	104,914,543	166,858,711
Financial Liabilities
Financial liabilities at amortised cost	853,552	3,562,085
Fair value [member] | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	29,508,700
Fair value [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	236,377,924	328,871,032
Financial Liabilities
Financial liabilities at amortised cost	570,699,352	577,487,320
Fair value [member] | Deposits
Financial Liabilities
Financial liabilities at amortised cost	562,018,078	564,592,298
Fair value [member] | Deposits | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	562,018,078	564,592,298
Fair value [member] | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	292,143	1,498,758
Fair value [member] | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	292,143	1,498,758
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions
Financial Liabilities
Financial liabilities at amortised cost	8,681,274	12,895,022
Fair value [member] | Financing received from the Argentine Central Bank and other financial institutions | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	8,681,274	12,895,022
Fair value [member] | Unsubordinated Negotiable Obligations
Financial Liabilities
Financial liabilities at amortised cost	561,409	2,063,327
Fair value [member] | Unsubordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	561,409	2,063,327
Fair value [member] | Cash and due from banks
Financial Assets
Financial assets at amortised cost	48,399,468	63,452,161
Fair value [member] | Cash and due from banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	48,399,468	63,452,161
Fair value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	2,144,977	3,008,294
Fair value [member] | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	2,144,977	3,008,294
Fair value [member] | Loans and other financing
Financial Assets
Financial assets at amortised cost	236,377,924	328,871,032
Fair value [member] | Loans and other financing | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	236,377,924	328,871,032
Fair value [member] | Reverse Repo transactions
Financial Assets
Financial assets at amortised cost	21,581,438	83,468,057
Fair value [member] | Reverse Repo transactions | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	21,581,438	83,468,057
Fair value [member] | Other Debt Securities
Financial Assets
Financial assets at amortised cost	62,210,455	16,044,301
Fair value [member] | Other Debt Securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	32,701,755	16,044,301
Fair value [member] | Other Debt Securities | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	29,508,700
Fair value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	86,905	885,898
Fair value [member] | Financial assets in guarantee | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 86,905	$ 885,898